SHAREHOLDERS' EQUITY - Common Stock Shares (Detail)	3 Months Ended
	Mar. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 Vote $ / shares shares	Feb. 28, 2021 shares
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Class A common stock subject to possible redemption, issued (in shares)	24,300,287
Class A common stock subject to possible redemption, outstanding (in shares)	24,300,287
Class A Common Stock Not Subject to Redemption
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	3,500,000	0
Common shares, shares outstanding (in shares)	3,500,000	0
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	50,000,000	50,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1
Common shares, shares issued (in shares)	7,200,000	7,200,000	6,625,000
Common shares, shares outstanding (in shares)	7,200,000	7,200,000	6,625,000
Shares subject to forfeiture	249,928	825,000
Ratio to be applied to the stock in the conversion	20	20